Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net loss	$ (12,634,762)	$ (6,580,157)
Adjustment to reconcile net loss to net cash used in operating activities:
Bad debt expense	933,079	156,115
Stock-based compensation expense	794,598
Depreciation and amortization	2,824
Changes in operating assets and liabilities:
Accounts receivable	(986,808)	(1,394,378)
Prepaid expenses and other current assets	(1,162,562)	(204,991)
Other assets	(58,925)
Accounts payable and accrued liabilities	1,391,549	1,229,298
Deferred revenue	118,930	436,178
Net cash used in operating activities	(11,602,077)	(6,357,935)
Cash flows from investing activities
Furniture, fixtures and equipment additions	(53,621)
Cash acquired in business combination	101,340
Purchase of equity method investment	(250,000)
Net cash used in investing activities	(202,281)
Cash flows from financing activities
Cash received in connection with exercise of warrants	4,247,065
Cash received in connection with issuance of shares		10,000,000
Net cash provided by financing activities	4,247,065	10,000,000
Net change in cash and restricted cash	(7,557,293)	3,642,065
Cash and restricted cash - beginning of period	22,367,289	2,572,401
Cash and restricted cash - end of period	$ 14,809,996	$ 6,214,466